SHARE BASED COMPENSATION EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
SHARE BASED COMPENSATION EXPENSES
Schedule of valuation assumptions

Date of grant
Expected volatility	96.49%‑99.62%
Risk-free interest rate	1.79%
Expected term from grant date (in years)	3.50‑6.00
Dividend rate	-
Dilution factor	0.9203
Fair value	$7.01‑$8.26

Schedule of share options activities

			Weighted Average
			Remaining	Aggregate
	Options	Weighted Average	Contractual	Intrinsic
	Outstanding	Exercise Price	Life	Value
			(In years)
Outstanding as of January 1, 2019	—	—	—	—
Granted	637,500	$11.00	8.82	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Outstanding as of December 31, 2019	637,500	$11.00	8.80	—

Vested and expected to vest as of December 31, 2019	637,500	$11.00	8.80	—
Vested as of December 31, 2019	18,750	$11.00	9.98	—